Stock Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Expensed for year	$ 108,845	$ 216,668	$ 191,906
Restricted Stock
Defined Benefit Plan Disclosure [Line Items]
Shares granted			28,000
Fair value per share at grant date			$ 10.20
Aggregate value at grant date			285,600
Vesting for current year grants			5 years
Expensed for year	$ 108,845	$ 216,668	$ 191,906